Note 2 – Correction of Previously Issued Financial Statements Note 2 – Correction of Previously Issued Financial Statements - Schedule of Error Corrections (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net	$ 81,913		$ 88,020	$ 0
Oil and gas sales	71,716	$ 0	198,444	3,839
Net loss	(459,822)	(376,138)	(1,720,189)	(1,070,738)
Total noncurrent assets	1,624,727		1,548,694	145,791
Gross loss	(107,725)	(1,876)	(375,326)	(11,813)
Depreciation expense	6,107	0	8,929	0
Total assets	1,766,159		1,757,238	169,758
General and administrative	151,530	149,330	728,733	725,832
Accounts payable	331,559	(18,788)	52,308	235,596
Accounts payable and accrued expenses			334,657	270,250
Loss from operations	(405,738)	(347,894)	(1,667,824)	(906,311)
Accounts payable-related party	25,885	(1,336)	87,423	108,100
Net cash used in operating activities	3,247	$ (306,268)	(1,463,814)	(356,892)
Total current liabilities	$ 2,276,255		$ 1,895,215	$ 2,625,072
Basic (in dollars per share)	$ (0.02)	$ (0.02)	$ (0.09)	$ (0.06)
Expenses paid on behalf of the Company by related party			$ 24,383	$ 19,150
Total liabilities	$ 3,502,605		3,095,862	2,783,218
Accumulated deficit	(7,551,929)		(7,092,107)	(5,371,918)
Total stockholders' deficit	(1,736,446)		(1,338,624)	$ (2,613,460)
Related Party [Member]
Accounts payable and accrued expenses	$ 354,260		328,375
Previously Reported [Member]
Property and equipment, net			68,378
Oil and gas sales			270,627
Net loss			(1,582,549)
Total noncurrent assets			1,529,052
Gross loss			(303,143)
Depreciation expense			4,188
Total assets			1,737,596
General and administrative			692,937
Accounts payable			19,917
Accounts payable and accrued expenses			302,266
Loss from operations			(1,559,845)
Accounts payable-related party			(13,085)
Net cash used in operating activities			(1,463,814)
Total current liabilities			$ 1,737,933
Basic (in dollars per share)			$ (0.08)
Expenses paid on behalf of the Company by related party			$ 0
Total liabilities			2,938,580
Accumulated deficit			(6,954,467)
Total stockholders' deficit			(1,200,984)
Previously Reported [Member] | Related Party [Member]
Accounts payable and accrued expenses			203,484
Revision of Prior Period, Error Correction, Adjustment [Member]
Property and equipment, net			19,642
Oil and gas sales			(72,183)
Net loss			(137,640)
Total noncurrent assets			19,642
Gross loss			(72,183)
Depreciation expense			4,741
Total assets			19,642
General and administrative			35,796
Accounts payable			32,391
Accounts payable and accrued expenses			32,391
Loss from operations			(107,979)
Accounts payable-related party			100,508
Net cash used in operating activities			0
Total current liabilities			$ 157,282
Basic (in dollars per share)			$ (0.01)
Expenses paid on behalf of the Company by related party			$ 24,383
Total liabilities			157,282
Accumulated deficit			(137,640)
Total stockholders' deficit			(137,640)
Revision of Prior Period, Error Correction, Adjustment [Member] | Related Party [Member]
Accounts payable and accrued expenses			$ 124,891